ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS RECEIVABLE
Accounts receivable	$ 16,485,674	$ 33,466,215
Less: Allowance for doubtful accounts	(2,465,977)	(15,479,534)	$ (9,510,186)
Accounts receivable, net	$ 14,019,697	$ 17,986,681